Annual Fund Operating Expenses	Mar. 31, 2026
Needham Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 31, 2027
Needham Growth Fund | Needham Growth Fund, Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.24%
Expenses (as a percentage of Assets)	1.74%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	1.67%
Needham Growth Fund | Needham Growth Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.22%
Expenses (as a percentage of Assets)	1.47%
Fee Waiver or Reimbursement	(0.29%)	[1]
Net Expenses (as a percentage of Assets)	1.18%
Needham Aggressive Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 31, 2027
Needham Aggressive Growth Fund | Needham Aggressive Growth Fund, Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	1.70%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	1.71%
Fee Waiver or Reimbursement	(0.07%)	[3]
Net Expenses (as a percentage of Assets)	1.64%
Needham Aggressive Growth Fund | Needham Aggressive Growth Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	1.45%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	1.46%
Fee Waiver or Reimbursement	(0.27%)	[3]
Net Expenses (as a percentage of Assets)	1.19%
Needham Small Cap Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 31, 2027
Needham Small Cap Growth Fund | Needham Small Cap Growth Fund, Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.25%
Component2 Other Expenses	0.10%	[4]
Component3 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	1.85%
Acquired Fund Fees and Expenses	0.01%	[5]
Expenses (as a percentage of Assets)	1.86%
Fee Waiver or Reimbursement	(0.07%)	[4]
Net Expenses (as a percentage of Assets)	1.79%
Needham Small Cap Growth Fund | Needham Small Cap Growth Fund, Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.00%	[4]
Component3 Other Expenses	0.21%
Other Expenses (as a percentage of Assets):	1.46%
Acquired Fund Fees and Expenses	0.01%	[5]
Expenses (as a percentage of Assets)	1.47%
Fee Waiver or Reimbursement	(0.28%)	[4]
Net Expenses (as a percentage of Assets)	1.19%

[1]	Reflects a contractual agreement by Needham Investment Management LLC (the “Adviser”) to waive its fee and, if necessary, reimburse the Growth Fund until March 31, 2027 to the extent Total Annual Fund Operating Expenses exceed 1.85% and 1.18% of the average daily net assets of Retail Class shares and Institutional Class shares, respectively, of the Growth Fund (the “Expense Cap”). To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the Growth Fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the Fund. This agreement can only be amended or terminated by agreement of The Needham Funds, Inc. (the “Company”), upon approval of the Company’s Board of Directors and the Adviser, and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Adviser and the Company, on behalf of the Growth Fund. For a period of up to 36 months (the “Recoupment Period”) from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Growth Fund fees waived and expenses reimbursed to the extent that such recoupment would not cause the Total Annual Fund Operating Expenses of the Growth Fund to exceed the lesser of the Expense Cap in effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment, during each 12-month period ended March 31 in the Recoupment Period. Any such recoupment will not include interest. The Expense Cap limitation on Total Annual Fund Operating Expenses excludes taxes, interest, brokerage, dividends on short positions, fees and expenses of “acquired funds” and extraordinary items but includes the management fee.
[2]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Aggressive Growth Fund incurs from investing in shares of other funds, including money market funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE.
[3]	Reflects a contractual agreement by Needham Investment Management LLC (the “Adviser”) to waive its fee and, if necessary, reimburse the Aggressive Growth Fund until March 31, 2027 to the extent Total Annual Fund Operating Expenses exceed 1.85% and 1.18% of the average daily net assets of Retail Class shares and Institutional Class shares, respectively, of the Aggressive Growth Fund (the “Expense Cap”). To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the Aggressive Growth Fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the Fund. This agreement can only be amended or terminated by agreement of The Needham Funds, Inc. (the “Company”), upon approval of the Company’s Board of Directors and the Adviser, and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Adviser and the Company, on behalf of the Aggressive Growth Fund. For a period of up to 36 months (the “Recoupment Period”) from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Aggressive Growth Fund fees waived and expenses reimbursed to the extent that such recoupment would not cause the Total Annual Fund Operating Expenses of the Aggressive Growth Fund to exceed the lesser of the Expense Cap in effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment, during each 12-month period ended March 31 in the Recoupment Period. Any such recoupment will not include interest. The Expense Cap limitation on Total Annual Fund Operating Expenses excludes taxes, interest, brokerage, dividends on short positions, AFFE, and extraordinary items but includes the management fee
[4]	Reflects a contractual agreement by Needham Investment Management LLC {the “Adviser”) to waive its fee and, if necessary, reimburse the Small Cap Growth Fund until March 31, 2027 to the extent Total Annual Fund Operating Expenses exceed 1.85% and 1.18% of the average daily net assets of Retail Class shares and Institutional Class shares, respectively, of the Small Cap Growth Fund (the “Expense Cap”). To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the Small Cap Growth Fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the Fund. This agreement can only be amended or terminated by agreement of The Needham Funds, Inc. (the “Company”), upon approval of the Company’s Board of Directors and the Adviser, and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Adviser and the Company, on behalf of the Small Cap Growth Fund. For a period of up to 36 months (the “Recoupment Period”) from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Small Cap Growth Fund fees waived and expenses reimbursed to the extent that such recoupment would not cause the Total Annual Fund Operating Expenses of the Small Cap Growth Fund to exceed the lesser of the Expense Cap in effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment, during each 12-month period ended March 31 in the Recoupment Period. Any such recoupment will not include interest. The Expense Cap limitation on Total Annual Fund Operating Expenses excludes taxes, interest, brokerage, dividends on short positions, AFFE, and extraordinary items but includes the management fee.
[5]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Small Cap Growth Fund incurs from investing in shares of other funds, including money market funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE.